Time charter revenues and related contract balances - Disaggregated revenue by segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Lease revenues, excluding amortization	$ 21,587	$ 21,935	$ 43,026	$ 44,393
Time charter service revenues, excluding amortization	13,796	13,260	27,812	28,393
Amortization of above market contract intangibles	(687)	(759)	(1,366)	(1,664)	$ (3,052)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Total revenues	34,696	34,436	69,472	71,122
Total segment reporting [Member]
Lease revenues, excluding amortization	27,992	28,340	55,766	57,203
Time charter service revenues, excluding amortization	16,993	18,314	34,450	36,900
Amortization of above market contract intangibles	(687)	(759)	(1,366)	(1,664)
Amortization of deferred revenue for modifications & drydock	683	680	1,366	1,349
Total revenues	44,981	46,575	90,216	93,788
Majority held FSRUs [Member]
Lease revenues, excluding amortization	21,587	21,935	43,026	44,393
Time charter service revenues, excluding amortization	13,796	13,260	27,812	28,393
Amortization of above market contract intangibles	(687)	(759)	(1,366)	(1,664)	(3,052)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Total revenues	34,696	34,436	69,472	71,122
Joint venture FSRUs [Member]
Lease revenues, excluding amortization	6,405	6,405	12,740	12,810
Time charter service revenues, excluding amortization	3,197	5,054	6,638	8,507
Amortization of above market contract intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	683	680	1,366	1,349
Total revenues	10,285	12,139	20,744	22,666
Other Segments [Member]
Lease revenues, excluding amortization	0	0	0	0
Time charter service revenues, excluding amortization	0	0	0	0
Amortization of above market contract intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Total revenues	0	0	0	0
Eliminations [Member]
Lease revenues, excluding amortization	(6,405)	(6,405)	(12,740)	(12,810)
Time charter service revenues, excluding amortization	(3,197)	(5,054)	(6,638)	(8,507)
Amortization of above market contract intangibles	0		0	0	$ 0
Amortization of deferred revenue for modifications & drydock	(683)	(680)	(1,366)	(1,349)
Total revenues	$ (10,285)	$ (12,139)	$ (20,744)	$ (22,666)